LEASE LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities
Leases	R$ 2,469,723	R$ 2,122,768
Adjusted present value - Leases	(1,375,984)	(1,282,463)
Total Leases	1,093,739	840,305	R$ 733,761
Current	238,702	206,323
Non-current	R$ 855,037	R$ 633,982